FINANCE INCOME/FINANCE COSTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
FINANCE INCOME/FINANCE COSTS
Finance income-interest income	¥ 477,137	$ 69,178	¥ 311,103	¥ 266,209
Interest expense	(3,832,874)		(4,512,188)	(5,209,163)
Less: Interest expense capitalized in property, plant and equipment	5,140		1,727	220,785
Interest expense, net of capitalised interest	(3,827,734)		(4,510,461)	(4,988,378)
Exchange losses, net	(67,133)		(22,205)	(81,323)
Finance costs	(3,894,867)	$ (564,703)	(4,532,666)	(5,069,701)
Finance costs, net	¥ (3,417,730)		¥ (4,221,563)	¥ (4,803,492)
Capitalization rate during the year	3.55%	3.55%	4.00%
Minimum
FINANCE INCOME/FINANCE COSTS
Capitalization rate during the year				4.00%
Maximum
FINANCE INCOME/FINANCE COSTS
Capitalization rate during the year				6.68%